Exhibit 99.1

World Omni Auto Receivables Trust 2017-B
Monthly Servicer Certificate
November 30, 2020

Dates Covered
Collections Period	11/01/20-11/30/20
Interest Accrual Period	11/16/20-12/14/20
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/20	151,578,225.27	12,947
Yield Supplement Overcollateralization Amount 10/31/20	3,864,472.03	0
Receivables Balance 10/31/20	155,442,697.30	12,947
Principal Payments	7,720,287.51	241
Defaulted Receivables	142,423.00	8
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/20	3,563,644.84	0
Pool Balance at 11/30/20	144,016,341.95	12,698

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.94%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	704,748,719.14	25,981

Delinquent Receivables:
Past Due 31-60 days	1,813,255.45	127
Past Due 61-90 days	570,184.99	38
Past Due 91-120 days	71,173.01	5
Past Due 121+ days	0.00	0
Total	2,454,613.45	170

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	91,564.49
Aggregate Net Losses/(Gains) - November 2020	50,858.51
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.39%
Prior Net Losses Ratio	0.07%
Second Prior Net Losses Ratio	-0.14%
Third Prior Net Losses Ratio	-1.11%
Four Month Average	-0.20%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.39%

Overcollateralization Target Amount	6,656,764.16
Actual Overcollateralization	6,656,764.16
Weighted Average APR	3.20%
Weighted Average APR, Yield Adjusted	5.20%
Weighted Average Remaining Term	29.90

Flow of Funds	$ Amount

Collections	8,960,784.48
Investment Earnings on Cash Accounts	90.46
Servicing Fee(1)	(129,535.58)
Transfer to Collection Account	-
Available Funds	8,831,339.36

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	229,573.62
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	23,008.75
(5) Noteholders' Second Priority Principal Distributable Amount	905,119.16
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	6,656,764.16
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	275,873.67
(10) Collection Account Redeposits	741,000.00

Total Distributions of Available Funds	8,831,339.36

Servicing Fee	129,535.58
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	649,030,000.00
Original Class B	11,650,000.00

Total Class A & B
Note Balance @ 11/16/20	144,921,461.11
Principal Paid	7,561,883.32
Note Balance @ 12/15/20	137,359,577.79

Class A-1
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2a
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-2b
Note Balance @ 11/16/20	0.00
Principal Paid	0.00
Note Balance @ 12/15/20	0.00
Note Factor @ 12/15/20	0.0000000%

Class A-3
Note Balance @ 11/16/20	81,241,461.11
Principal Paid	7,561,883.32
Note Balance @ 12/15/20	73,679,577.79
Note Factor @ 12/15/20	32.1744881%

Class A-4
Note Balance @ 11/16/20	52,030,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	52,030,000.00
Note Factor @ 12/15/20	100.0000000%

Class B
Note Balance @ 11/16/20	11,650,000.00
Principal Paid	0.00
Note Balance @ 12/15/20	11,650,000.00
Note Factor @ 12/15/20	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	252,582.37
Total Principal Paid	7,561,883.32
Total Paid	7,814,465.69

Class A-1
Coupon	1.28000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.61000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.14088%
Coupon	0.24088%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.95000%
Interest Paid	132,017.37
Principal Paid	7,561,883.32
Total Paid to A-3 Holders	7,693,900.69

Class A-4
Coupon	2.25000%
Interest Paid	97,556.25
Principal Paid	0.00
Total Paid to A-4 Holders	97,556.25

Class B
Coupon	2.37000%
Interest Paid	23,008.75
Principal Paid	0.00
Total Paid to B Holders	23,008.75

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3823067
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.4456065
Total Distribution Amount	11.8279132

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5764951
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	33.0213245
Total A-3 Distribution Amount	33.5978196

A-4 Interest Distribution Amount	1.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8750000

B Interest Distribution Amount	1.9750000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	119.69
Noteholders' Principal Distributable Amount	880.31

Account Balances	$ Amount

Reserve Account
Balance as of 11/16/20	1,664,191.04
Investment Earnings	55.93
Investment Earnings Paid	(55.93)
Deposit/(Withdrawal)	-
Balance as of 12/15/20	1,664,191.04
Change	-

Required Reserve Amount	1,664,191.04

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$688,254.34	$809,000.41	$779,445.95
Number of Extensions	45	50	48
Ratio of extensions to Beginning of Period Receivables Balance	0.44%	0.49%	0.45%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.